Insurance and reinsurance contracts - CSM transition approach (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contractual service margin (CSM) | Including Joint Ventures And Associates
Changes that relate to current service
Release of CSM to profit or loss	$ (2,554)
Insurance
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	146,252	$ 138,691
Changes that relate to future service
Changes in estimates that adjust the CSM	0
New contracts in the year	12	7
Total changes that relate to future service	23	131
Changes that relate to current service
Release of CSM to profit or loss	(2,438)	(2,286)
Insurance service result	(2,836)	(2,595)
Net finance (income) expenses from insurance contracts	14,612	4,154
Effect of movements in exchange rates	3,936	(1,763)
Net liabilities (assets) at 31 Dec	172,730	146,252
Insurance | Including Joint Ventures And Associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	169,272	160,626
Changes that relate to future service
Changes in estimates that adjust the CSM	0
New contracts in the year	43	40
Total changes that relate to future service	63	197
Changes that relate to current service
Release of CSM to profit or loss	(2,656)	(2,511)
Insurance service result	(3,078)	(2,786)
Net finance (income) expenses from insurance contracts	15,907	6,051
Effect of movements in exchange rates	4,407	(2,395)
Net liabilities (assets) at 31 Dec	197,615	169,272
Insurance | Contractual service margin (CSM)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	20,430	20,184
Changes that relate to future service
Changes in estimates that adjust the CSM	1,955	153
New contracts in the year	2,473	2,401
Total changes that relate to future service	4,428	2,554
Changes that relate to current service
Release of CSM to profit or loss	(2,438)	(2,286)
Insurance service result	1,990	268
Net finance (income) expenses from insurance contracts	257	277
Effect of movements in exchange rates	563	(299)
Net liabilities (assets) at 31 Dec	23,240	20,430
Insurance | Contractual service margin (CSM) | Including Joint Ventures And Associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	22,461	22,352
Changes that relate to future service
Changes in estimates that adjust the CSM	1,869	26
New contracts in the year	2,777	2,585
Total changes that relate to future service	4,646	2,611
Changes that relate to current service
Release of CSM to profit or loss	(2,656)	(2,511)
Insurance service result	1,990	100
Net finance (income) expenses from insurance contracts	337	357
Effect of movements in exchange rates	630	(348)
Net liabilities (assets) at 31 Dec	25,418	22,461
Insurance | Contracts under MRA
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	747	829
Changes that relate to future service
Changes in estimates that adjust the CSM	19	(11)
Total changes that relate to future service	19	(11)
Changes that relate to current service
Release of CSM to profit or loss	(109)	(114)
Insurance service result	(90)	(125)
Net finance (income) expenses from insurance contracts	27	35
Effect of movements in exchange rates	53	8
Net liabilities (assets) at 31 Dec	737	747
Insurance | Contracts under MRA | Including Joint Ventures And Associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	1,683	1,922
Changes that relate to future service
Changes in estimates that adjust the CSM	(8)	(81)
Total changes that relate to future service	(8)	(81)
Changes that relate to current service
Release of CSM to profit or loss	(196)	(209)
Insurance service result	(204)	(290)
Net finance (income) expenses from insurance contracts	62	73
Effect of movements in exchange rates	93	(22)
Net liabilities (assets) at 31 Dec	1,634	1,683
Insurance | Contracts under FVA
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	3,271	3,674
Changes that relate to future service
Changes in estimates that adjust the CSM	175	162
Total changes that relate to future service	175	162
Changes that relate to current service
Release of CSM to profit or loss	(375)	(418)
Insurance service result	(200)	(256)
Net finance (income) expenses from insurance contracts	3	(60)
Effect of movements in exchange rates	98	(87)
Net liabilities (assets) at 31 Dec	3,172	3,271
Insurance | Contracts under FVA | Including Joint Ventures And Associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	3,690	4,143
Changes that relate to future service
Changes in estimates that adjust the CSM	208	131
Total changes that relate to future service	208	131
Changes that relate to current service
Release of CSM to profit or loss	(400)	(442)
Insurance service result	(192)	(311)
Net finance (income) expenses from insurance contracts	10	(53)
Effect of movements in exchange rates	123	(89)
Net liabilities (assets) at 31 Dec	3,631	3,690
Insurance | Other contracts
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	16,412	15,681
Changes that relate to future service
Changes in estimates that adjust the CSM	1,761	2
New contracts in the year	2,473	2,401
Total changes that relate to future service	4,234	2,403
Changes that relate to current service
Release of CSM to profit or loss	(1,954)	(1,754)
Insurance service result	2,280	649
Net finance (income) expenses from insurance contracts	227	302
Effect of movements in exchange rates	412	(220)
Net liabilities (assets) at 31 Dec	19,331	16,412
Insurance | Other contracts | Including Joint Ventures And Associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	17,088	16,287
Changes that relate to future service
Changes in estimates that adjust the CSM	1,669	(24)
New contracts in the year	2,777	2,585
Total changes that relate to future service	4,446	2,561
Changes that relate to current service
Release of CSM to profit or loss	(2,060)	(1,860)
Insurance service result	2,386	701
Net finance (income) expenses from insurance contracts	265	337
Effect of movements in exchange rates	414	(237)
Net liabilities (assets) at 31 Dec	20,153	17,088
RI
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	(2,854)	(1,275)
Changes that relate to future service
Changes in estimates that adjust the CSM	0
New contracts in the year	(2)	(1)
Total changes that relate to future service	(13)	48
Changes that relate to current service
Release of CSM to profit or loss	102	159
Insurance service result	212	302
Net finance (income) expenses from insurance contracts	159	338
Effect of movements in exchange rates	(45)	9
Net liabilities (assets) at 31 Dec	(2,766)	(2,854)
RI | Including Joint Ventures And Associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	(2,998)	(1,390)
Changes that relate to future service
Changes in estimates that adjust the CSM	0
New contracts in the year	(3)	(1)
Total changes that relate to future service	(17)	42
Changes that relate to current service
Release of CSM to profit or loss	102	159
Insurance service result	229	306
Net finance (income) expenses from insurance contracts	153	327
Effect of movements in exchange rates	(38)	10
Net liabilities (assets) at 31 Dec	(2,891)	(2,998)
RI | Contractual service margin (CSM)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	(510)	(1,345)
Changes that relate to future service
Changes in estimates that adjust the CSM	(47)	691
New contracts in the year	(71)	14
Total changes that relate to future service	(118)	705
Changes that relate to current service
Release of CSM to profit or loss	102	159
Insurance service result	(16)	864
Net finance (income) expenses from insurance contracts	(34)	(23)
Effect of movements in exchange rates	16	(6)
Net liabilities (assets) at 31 Dec	(544)	(510)
RI | Contractual service margin (CSM) | Including Joint Ventures And Associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	(501)	(1,340)
Changes that relate to future service
Changes in estimates that adjust the CSM	(58)	698
New contracts in the year	58	11
Total changes that relate to future service	0	709
Changes that relate to current service
Release of CSM to profit or loss	102	159
Insurance service result	102	868
Net finance (income) expenses from insurance contracts	(32)	(21)
Effect of movements in exchange rates	18	(8)
Net liabilities (assets) at 31 Dec	(413)	(501)
RI | Contracts under MRA
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	0	0
Changes that relate to future service
Changes in estimates that adjust the CSM	0	0
Total changes that relate to future service	0	0
Changes that relate to current service
Release of CSM to profit or loss	0	0
Insurance service result	0	0
Net finance (income) expenses from insurance contracts	0	0
Effect of movements in exchange rates	0	0
Net liabilities (assets) at 31 Dec	0	0
RI | Contracts under FVA
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	(27)	(45)
Changes that relate to future service
Changes in estimates that adjust the CSM	0	13
Total changes that relate to future service	0	13
Changes that relate to current service
Release of CSM to profit or loss	2	5
Insurance service result	2	18
Net finance (income) expenses from insurance contracts	(1)	(1)
Effect of movements in exchange rates	0	1
Net liabilities (assets) at 31 Dec	(26)	(27)
RI | Contracts under FVA | Including Joint Ventures And Associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	(49)	(63)
Changes that relate to future service
Changes in estimates that adjust the CSM	(1)	8
Total changes that relate to future service	(1)	8
Changes that relate to current service
Release of CSM to profit or loss	4	7
Insurance service result	3	15
Net finance (income) expenses from insurance contracts	(2)	(2)
Effect of movements in exchange rates	(1)	1
Net liabilities (assets) at 31 Dec	(49)	(49)
RI | Other contracts
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	(483)	(1,300)
Changes that relate to future service
Changes in estimates that adjust the CSM	(47)	678
New contracts in the year	(71)	14
Total changes that relate to future service	(118)	692
Changes that relate to current service
Release of CSM to profit or loss	99	154
Insurance service result	(19)	846
Net finance (income) expenses from insurance contracts	(32)	(22)
Effect of movements in exchange rates	16	(7)
Net liabilities (assets) at 31 Dec	(518)	(483)
RI | Other contracts | Including Joint Ventures And Associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	(452)	(1,277)
Changes that relate to future service
Changes in estimates that adjust the CSM	(57)	690
New contracts in the year	58	11
Total changes that relate to future service	1	701
Changes that relate to current service
Release of CSM to profit or loss	98	152
Insurance service result	99	853
Net finance (income) expenses from insurance contracts	(30)	(19)
Effect of movements in exchange rates	19	(9)
Net liabilities (assets) at 31 Dec	$ (364)	$ (452)